Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities
Commitments And Contingent Liabilities
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Premises occupied by the Company are leased under various lease agreements. The lease agreements for these premises will expire in 2012-2015.

The Company has leased various motor vehicles and computers under operating lease agreements. These leases expire in fiscal year 2014.

Future minimum rental payments under such leases as of December 31, 2011 are as follows:

	Rental of premises	Lease of computers	Lease of motor vehicles

2012	$3,657	$143	$1,133
2013	1,463	43	638
2014	130	6	235
2015	28	-	-

	$5,278	$192	$2,006

Rental of premises expenses for the years ended December 31, 2009, 2010 and 2011, were $ 6,809, $ 6,442 and $ 5,363, respectively. Motor vehicle leasing expenses for the years ended December 31, 2009, 2010 and 2011, were $ 3,633, $ 2,961 and $ 1,896, respectively. Computer leasing expenses for the years ended December 31, 2009, 2010 and 2011, were $ 542, $ 497 and $ 226, respectively.

b.	Litigation:

On November 21, 2001, a purported Class Action lawsuit ("the Action") was filed against interWAVE (a company merged into the Company in 2003), certain of its former officers and directors, and certain of the underwriters for interWAVE's initial public offering ("the IPO"). On April 19, 2002, the plaintiffs filed an amended complaint. The amended complaint alleged that the prospectus from interWAVE's IPO failed to disclose certain alleged improper actions by various underwriters for the offering, in violation of the Securities Act of 1933, as amended and the Securities Exchange Act of 1934, as amended ("the Exchange Act"). Similar complaints have been filed concerning more than 300 other IPOs; all of these cases have been coordinated as In re Initial Public Offering Securities Litigation, 21 MC 92. On October 8, 2002, the Court entered an Order of Dismissal as to all of the individual defendants in the IPO litigation, without prejudice. In 2007, a settlement that had been pending with the Court since 2004, was terminated by stipulation. After a ruling by the Second Circuit Court of Appeals in six "focus" cases in the coordinated proceedings (interWAVE is not one of the six test cases) made it unlikely that the settlement would receive final Court approval, plaintiffs filed amended master allegations and amended complaints in the six test cases. In 2008, the Court largely denied the defendants' motion to dismiss the amended complaints.

This action has been resolved through a global settlement of the coordinated litigation. Under the settlement, the insurers pay the full amount of the settlement share allocated to the Company, and the Company bears no financial liability. InterWAVE, as well as the officer and director defendants who were previously dismissed from the Action pursuant to tolling agreements, receive complete dismissals from the case. On October 5, 2009, the Court entered an order granting final approval of the settlement.  Although certain objectors filed appeals, by early 2012 all of those appeals had been withdrawn or dismissed and the settlement is now final.

c.	Guarantees:

As of December 31, 2011, the Company:

Had outstanding bank guarantees in the total amount of approximately $ 4,647, in favor of customers, lessors and Government authorities.

d.	Royalties:

The Company's research and development efforts have been partially financed through grants from the Office of the Chief Scientist ("OCS") of the Israeli Government. The Company entered an arrangement during 2003 with the OCS in Israel's Ministry of Industry and Trade where it participates in new OCS programs under which the Company is eligible to receive grants for research and development projects without any royalty repayment obligations, excluding OCS programs grants resulting from the acquisition of InnoWave, Clariton Networks  and Wavion which were not included in this arrangement.

The Company did not receive grants-bearing royalties from the OCS during the years 2006 until 2011. Through the 2011 acquisition of Wavion (see Note 1b), the Company assumed Wavion's royalty bearing grant, and the royalties assumed has been  recognized as a liability as part of the acquisition. In return for the OCS's participation for some of the grants applications (from InnoWave, Clariton Networks and Wavion), the Company is committed to pay royalties to the Israeli Government at the rate of 3.5% of sales of products in which the Israeli Government has participated in financing the research and development, up to the amounts granted. The grants received bear annual interest at LIBOR as of the date of approval. The grants are presented in the consolidated statements of operations as an offset to related research and development expenses.

Repayment of the grants is not required in the event that there are no sales of products developed within the framework of such funded programs. Royalties payable to the OCS are recorded as they become due and are classified as cost of sales. Royalty expenses relating to OCS grants included in cost of sales for the years ended December 31, 2009, 2010 and 2011, amounted to $ 159, $ 67 and $ 186, respectively. The maximum amount of the contingent liability related to royalty bearing grants payable to the Israeli Government was approximately $ 23,651 as of December 31, 2011.

e.	Liens:

Pursuant to its Loan and Security Agreement with SVB (see note 10), the Company pledged all of its assets under a floating charge and created a fixed charge on its IP rights and receivables.